Goodwill (Tables)	12 Months Ended
Jun. 30, 2023
Goodwill.
Schedule of changes in the carrying amount of goodwill

	Grand	Life
	Doctor	Infinity	SCHMC	Total	Total
	RMB	RMB	RMB	RMB	US$
Balance as of June 30, 2021	—	—	—	—	—
Additions	75,194	—	—	75,194	11,204
Balance as of June 30, 2022	75,194	—	—	75,194	11,204
Additions	—	184,364	33,566	217,930	30,160
Impairment	(35,412)	—	—	(35,412)	(5,100)
Exchange translation adjustment	—	—	—	—	(598)
Balance as of June 30, 2023	39,782	184,364	33,566	257,712	35,666